Financial assets and liabilities - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	R$ 29,914,865	R$ 28,842,050
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	17,544,839	14,034,381
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	8,103,713	2,155,446
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	4,388,007	3,669,109
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets	320,193	69,126
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	4,732,926	8,140,700
Amortized cost
Disclosure of financial assets [line items]
Financial assets	12,370,026	14,807,669
Amortized cost | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	8,070,417	11,487,472
Amortized cost | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	2,745,853	2,033,441
Amortized cost | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets	58,990	34,562
Amortized cost | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	416,491	929,690
Amortized cost | Sector financial assets [member]
Disclosure of financial assets [line items]
Financial assets	558,310	241,749
Amortized cost | Dividend receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 519,965	R$ 80,755